Quarterly Holdings Report
for
Fidelity Advisor® Global Equity Income Fund
July 31, 2022
AGED-NPRT3-0922
1.938155.110
Common Stocks - 92.9%
	Shares	Value ($)
Bailiwick of Guernsey - 0.5%
Amdocs Ltd.	2,780	242,027
Bailiwick of Jersey - 0.1%
Experian PLC	1,943	68,029
Belgium - 0.5%
KBC Group NV	3,022	158,283
UCB SA	1,351	105,354
TOTAL BELGIUM		263,637
Brazil - 0.6%
Equatorial Energia SA	60,291	289,098
Canada - 4.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	9,834	439,345
Canadian Natural Resources Ltd.	5,858	323,470
Constellation Software, Inc.	106	180,318
Imperial Oil Ltd.	5,793	277,628
Nutrien Ltd.	1,287	110,172
Open Text Corp.	7,962	325,680
Shaw Communications, Inc. Class B	8,413	227,579
Suncor Energy, Inc.	9,080	308,162
TOTAL CANADA		2,192,354
Cayman Islands - 0.9%
HKBN Ltd.	376,707	418,462
SITC International Holdings Co. Ltd.	16,839	57,168
TOTAL CAYMAN ISLANDS		475,630
China - 0.6%
Kweichow Moutai Co. Ltd. (A Shares)	843	237,270
TravelSky Technology Ltd. (H Shares)	51,968	86,195
TOTAL CHINA		323,465
Denmark - 0.2%
DSV A/S	472	79,532
Finland - 1.2%
Elisa Corp. (A Shares)	8,536	471,457
Neste OYJ	2,424	124,071
TOTAL FINLAND		595,528
France - 4.5%
Capgemini SA	2,750	520,952
Edenred SA	6,773	346,809
LVMH Moet Hennessy Louis Vuitton SE	787	546,457
Sanofi SA	4,717	468,745
Teleperformance	411	137,066
Vicat SA	2,427	63,129
VINCI SA	1,943	186,254
TOTAL FRANCE		2,269,412
Germany - 1.1%
Deutsche Telekom AG	11,407	216,721
Rheinmetall AG	774	141,482
Siemens AG	1,772	197,656
TOTAL GERMANY		555,859
Hong Kong - 0.7%
AIA Group Ltd.	32,788	329,410
India - 1.1%
HDFC Bank Ltd. sponsored ADR	1,813	113,856
Redington (India) Ltd.	70,886	111,775
Reliance Industries Ltd.	10,521	334,235
TOTAL INDIA		559,866
Indonesia - 0.3%
PT Bank Central Asia Tbk	318,435	158,345
Ireland - 2.9%
Accenture PLC Class A	2,153	659,378
Johnson Controls International PLC	2,959	159,520
Linde PLC	2,112	637,824
TOTAL IRELAND		1,456,722
Japan - 5.4%
Capcom Co. Ltd.	3,077	85,533
Daiichikosho Co. Ltd.	7,043	199,776
FUJIFILM Holdings Corp.	1,794	102,477
Fujitsu Ltd.	815	109,261
Hitachi Ltd.	4,261	215,726
Hoya Corp.	5,179	518,893
Inaba Denki Sangyo Co. Ltd.	10,962	228,560
Minebea Mitsumi, Inc.	9,975	179,432
NSD Co. Ltd.	2,669	50,136
Renesas Electronics Corp. (a)	12,892	122,794
Roland Corp.	3,258	105,585
Shin-Etsu Chemical Co. Ltd.	871	111,570
Sony Group Corp.	5,401	458,156
Toyota Motor Corp.	15,957	258,999
TOTAL JAPAN		2,746,898
Kenya - 0.3%
Safaricom Ltd.	642,101	161,740
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	14,384	678,321
Luxembourg - 0.5%
B&M European Value Retail SA	47,806	247,020
Netherlands - 1.5%
Airbus Group NV	1,951	210,360
NXP Semiconductors NV	3,014	554,214
TOTAL NETHERLANDS		764,574
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	28,105	131,973
Spain - 1.2%
Aena SME SA (a)(b)	1,016	128,514
Amadeus IT Holding SA Class A (a)	8,041	468,873
TOTAL SPAIN		597,387
Sweden - 0.3%
EQT AB	1,035	27,866
HEXPOL AB (B Shares)	13,939	144,709
TOTAL SWEDEN		172,575
Switzerland - 3.2%
Chubb Ltd.	1,025	193,356
Nestle SA (Reg. S)	3,744	458,742
Roche Holding AG (participation certificate)	2,299	763,278
Sika AG	850	210,024
TOTAL SWITZERLAND		1,625,400
Taiwan - 2.2%
International Games Systems Co. Ltd.	1,271	15,016
MediaTek, Inc.	9,656	221,757
Taiwan Semiconductor Manufacturing Co. Ltd.	49,607	847,991
TOTAL TAIWAN		1,084,764
United Kingdom - 6.1%
Anglo American PLC (United Kingdom)	6,469	233,821
AstraZeneca PLC sponsored ADR	7,600	503,348
BAE Systems PLC	31,315	294,322
Bunzl PLC	3,843	143,723
Compass Group PLC	12,419	291,057
Diageo PLC	7,253	343,588
JD Sports Fashion PLC	80,658	127,251
Reckitt Benckiser Group PLC	4,030	326,893
RELX PLC (London Stock Exchange)	10,159	300,803
RS GROUP PLC	9,455	118,943
Starling Bank Ltd. Series D (a)(c)(d)	20,800	59,729
Unilever PLC	4,842	235,819
WH Smith PLC (a)	7,288	128,115
TOTAL UNITED KINGDOM		3,107,412
United States of America - 51.1%
AbbVie, Inc.	3,549	509,317
Activision Blizzard, Inc.	2,178	174,131
Albertsons Companies, Inc.	3,565	95,720
Ameren Corp.	3,346	311,580
American Tower Corp.	1,118	302,788
Amgen, Inc.	2,572	636,493
Apple, Inc.	15,103	2,454,384
AT&T, Inc.	6,440	120,943
Ball Corp.	2,022	148,455
Bank of America Corp.	20,521	693,815
BJ's Wholesale Club Holdings, Inc. (a)	6,238	422,313
BlackRock, Inc. Class A	431	288,417
Bristol-Myers Squibb Co.	9,822	724,667
Capital One Financial Corp.	4,796	526,745
Cisco Systems, Inc.	8,347	378,703
Comcast Corp. Class A	9,887	370,960
Costco Wholesale Corp.	626	338,854
Crane Holdings Co.	1,309	129,499
Crown Holdings, Inc.	3,140	319,275
Danaher Corp.	2,736	797,462
Dollar Tree, Inc. (a)	1,593	263,418
Dominion Energy, Inc.	3,339	273,731
Eli Lilly & Co.	2,238	737,846
Exxon Mobil Corp.	7,631	739,673
Freeport-McMoRan, Inc.	7,341	231,609
General Electric Co.	4,130	305,248
H&R Block, Inc.	4,450	177,822
Hartford Financial Services Group, Inc.	2,356	151,891
Hess Corp.	2,551	286,911
JPMorgan Chase & Co.	5,607	646,824
KBR, Inc.	3,343	177,948
Keurig Dr. Pepper, Inc.	7,216	279,548
Lamar Advertising Co. Class A	3,841	388,171
Lowe's Companies, Inc.	804	153,990
M&T Bank Corp.	2,290	406,361
McDonald's Corp.	1,316	346,595
Merck & Co., Inc.	3,079	275,078
Microsoft Corp.	7,131	2,001,957
Mondelez International, Inc.	5,005	320,520
MSCI, Inc.	281	135,257
NextEra Energy, Inc.	4,863	410,875
Northrop Grumman Corp.	552	264,353
PG&E Corp. (a)	3,708	40,269
Philip Morris International, Inc.	1,653	160,589
Phillips 66 Co.	3,493	310,877
PNC Financial Services Group, Inc.	2,585	428,955
Procter & Gamble Co.	3,511	487,713
T-Mobile U.S., Inc. (a)	4,186	598,849
Target Corp.	2,533	413,842
The Coca-Cola Co.	9,331	598,770
The Travelers Companies, Inc.	1,253	198,851
TJX Companies, Inc.	4,839	295,953
United Parcel Service, Inc. Class B	1,767	344,371
UnitedHealth Group, Inc.	1,693	918,182
Valero Energy Corp.	2,680	296,864
Verizon Communications, Inc.	8,877	410,029
Vistra Corp.	10,419	269,331
Walmart, Inc.	4,015	530,181
Watsco, Inc.	122	33,422
WEC Energy Group, Inc.	1,680	174,401
Wells Fargo & Co.	14,311	627,824
TOTAL UNITED STATES OF AMERICA		25,859,420
TOTAL COMMON STOCKS (Cost $39,642,933)		47,036,398

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e) (Cost $3,253,524)	3,252,874	3,253,524

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $42,896,457)	50,289,922
NET OTHER ASSETS (LIABILITIES) - 0.7%	331,317
NET ASSETS - 100.0%	50,621,239

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $128,514 or 0.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,729 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	40,298

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	3,121,618	20,915,109	20,783,203	14,338	-	-	3,253,524	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	-	576,770	576,770	566	-	-	-	0.0%
Total	3,121,618	21,491,879	21,359,973	14,904	-	-	3,253,524

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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